Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payments
Share-based payment liabilities, current	€ 714	€ 815
Other non-financial liabilities, current	€ 4,120	€ 3,982
Share-based payment liabilities as % of B/S other non-financial liabilities, current	17.00%	20.00%
Share-based payment liabilities, non-current	€ 316	€ 340
Other non-financial liabilities, non-current	€ 501	€ 514
Share-based payment liabilities as % of B/S other non-financial liabilities, non-current	63.00%	66.00%
Share-based payment liabilities	€ 1,030	€ 1,154
Other non-financial liabilities	€ 4,621	€ 4,496
Share-based payment liabilities as % of B/S other non-financial liabilities	22.00%	26.00%
Derivatives - Call options for share-based payments, current	€ 68	€ 90
Other financial assets, current	€ 448	€ 990
Derivatives - Call options for share-based payments as % of other financial assets, current	15.00%	9.00%
Derivatives - Call options for share-based payments, non-current	€ 0	€ 0
Other financial assets, non-current	€ 1,536	€ 1,155
Derivatives - Call options for share-based payments as % of other financial assets, non-current	0.00%	0.00%
Derivatives - Call options for share-based payments	€ 68	€ 90
Other financial assets	€ 1,984	€ 2,145
Derivatives - Call options for share-based payments as % of other financial assets	3.00%	4.00%